Financial assets at fair value through profit or loss	6 Months Ended
Jun. 30, 2018
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Financial assets at fair value through profit or loss

2 Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss

	30 June	31 December
	2018	2017
Trading assets	63,817	116,748
Non-trading derivatives	2,743	2,231
Assets mandatorily measured at fair value through profit or loss	82,168	n/a
Assets designated as at fair value through profit or loss	2,775	4,242

	151,503	123,221

At January 1 2018, the classification of certain ‘Loans and advances to customers’ and ‘Debt instruments’ has changed to ‘Financial assets at fair value through profit or loss’ due to SPPI failure. As per 1 January 2018 certain reverse repurchase portfolios, amounting to EUR 54,825 million, are classified as financial assets ‘Mandatorily measured at fair value through profit or loss’, where previously reported as ‘Trading assets’ and ‘Assets designated as at fair value through profit or loss’. The related repurchase financial liabilities, amounting to EUR 37,161 million, are classified as financial liabilities ‘Designated at fair value through profit or loss’.

The total increase in Financial assets at fair value through profit or loss in the first six months of 2018, is mainly attributable to an increase of EUR 25.1 billion reverse repurchase portfolio included under assets mandatorily measured at fair value through profit or loss.

Trading assets and trading liabilities include assets and liabilities that are classified under IFRS as ‘Trading’ but are closely related to servicing the needs of the clients of ING Group. ING offers institutional and corporate clients and governments products that are traded on the financial markets. A significant part of the derivatives in the trading portfolio are related to servicing corporate clients in their risk management to hedge for example currency or interest rate exposures. In addition, ING provides its customers access to equity and debt markets for issuing their own equity or debt securities (‘securities underwriting’). Although these are presented as ‘Trading’ under IFRS, these are directly related to services to ING’s customers. Loans and receivables in the trading portfolio mainly relate to (reverse) repurchase agreements, which are comparable to collateralised lending. These products are used by ING as part of its own regular treasury activities, but also relate to the role that ING plays as intermediary between different professional customers. Trading assets and liabilities held for ING’s own risk are very limited. From a risk perspective, the gross amount of trading assets must be considered together with the gross amount of trading liabilities, which are presented separately on the statement of financial position. However, IFRS does not allow netting of these positions in the statement of financial position. Reference is made to Note 8 ‘Financial liabilities at fair value through profit or loss’ for information on trading liabilities.

As at 30 June 2018, Non-trading derivatives include EUR 0 million (31 December 2017: EUR 51 million ) and EUR 3 million (31 December 2017: EUR 2 million) related to warrants on the shares of Voya Financial Inc. and NN Group N.V. respectively. ING has sold its 7 million remaining shares in Voya during the first half of 2018.